BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details 1) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	€ 5,105	€ 4,243
Drawdown of related party debt
Related party non- cash payable	(425)	862
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	4,680	5,105
Lease liabilities
Additions	860
Derecognitions	(373)
Lease liabilities	487
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	5,105	4,243
Drawdown of related party debt
Related party non- cash payable	(425)	862
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	4,680	5,105
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Additions	860
Derecognitions	(373)
Lease liabilities	€ 487